Pledged assets	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Pledged Assets [Text Block]

Note 6 – Pledged assets

Certain securities and loans were pledged to secure public and trust deposits, assets sold under agreements to repurchase, other borrowings and credit facilities available, derivative positions, and loan servicing agreements. The classification and carrying amount of the Corporation's pledged assets, in which the secured parties are not permitted to sell or repledge the collateral, were as follows:

	December 31,	December 31,
(In thousands)	2013	2012
Investment securities available-for-sale, at fair value	$1,638,558	$1,606,683
Investment securities held-to-maturity, at amortized cost	35,000	25,000
Loans held-for-sale measured at lower of cost or fair value	363	132
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	407,257	452,631
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	9,108,984	8,358,456
Total pledged assets	$11,190,162	$10,442,902

Pledged securities that the creditor has the right by custom or contract to repledge are presented separately on the consolidated statements of financial condition.

At December 31, 2013, the Corporation had $ 1.0 billion in investment securities available-for-sale and $ 0.5 billion in loans that served as collateral to secure public funds (December 31, 2012 - $ 1.2 billion and $ 0.3 billion, respectively).

At December 31, 2013, the Corporation's banking subsidiaries had short-term and long-term credit facilities authorized with the Federal Home Loan Bank system (the “FHLB”) aggregating to $3.0 billion (December 31, 2012 - $2.8 billion). Refer to Notes 20 and 21 to the consolidated financial statements for borrowings outstanding under these credit facilities. At December 31, 2013, the credit facilities authorized with the FHLB were collateralized by $ 4.5 billion in loans held-in-portfolio (December 31, 2012 - $ 3.8 billion). Also, at December 31, 2013, the Corporation's banking subsidiaries had a borrowing capacity at the Federal Reserve (“Fed”) discount window of $3.4 billion, which remained unused as of such date ( December 31, 2012 - $3.1 billion). The amount available under these credit facilities with the Fed is dependent upon the balance of loans and securities pledged as collateral. At December 31, 2013, the credit facilities with the Fed discount window were collateralized by $ 4.5 billion in loans held-in-portfolio (December 31, 2012 - $ 4.7 billion). These pledged assets are included in the above table and were not reclassified and separately reported in the consolidated statements of financial condition.

In addition, at December 31, 2013 trades receivables from brokers and counterparties amounting to $69 million were pledged to secure repurchase agreements (December 31, 2012 - $133 million).